FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk
Net cash generating from operating activities	$ 114,648,000	$ 119,696,000	$ 114,045,000
Incremental borrowing rates applied to lease liabilities	7.52%	5.14%
Total undiscounted cash flows, Trade payables	$ 36,337,000	$ 30,711,000
Total undiscounted cash flows, Other payables	32,134,000	29,701,000
Total undiscounted cash flows, Amounts due to related parties	2,177,000	1,329,000
Total undiscounted cash flows, Total	70,648,000	61,741,000
Total undiscounted cash flows, Lease liabilities	303,391,000	274,702,000
Trade payables	36,337,000	30,711,000
Other payables	32,134,000	29,701,000
Amounts due to related parties	2,177,000	1,329,000
Total	70,648,000	61,741,000
Lease liabilities	228,801,000	212,626,000
On demand or within 2 months
Liquidity risk
Total undiscounted cash flows, Trade payables	36,337,000	30,711,000
Total undiscounted cash flows, Other payables	32,134,000	29,701,000
Total undiscounted cash flows, Amounts due to related parties	2,177,000	1,329,000
Total undiscounted cash flows, Total	70,648,000	61,741,000
Total undiscounted cash flows, Lease liabilities	8,191,000	9,377,000
Over 2 months but within 1 year
Liquidity risk
Total undiscounted cash flows, Lease liabilities	40,906,000	34,214,000
Over 1 year but within 2 years
Liquidity risk
Total undiscounted cash flows, Lease liabilities	44,567,000	38,365,000
Lease liabilities	39,795,000	34,843,000
Over 2 years
Liquidity risk
Total undiscounted cash flows, Lease liabilities	$ 209,727,000	$ 192,746,000